Balances and Transactions with Related Parties and Affiliated Companies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Balances and Transactions with Related Parties and Affiliated Companies
The consolidated statements of financial position and income include the following balances and transactions with related parties and affiliated companies:

	2023	2022
Balances:
Assets (current included in accounts receivable)
Due from FEMSA and its subsidiaries (See Note 6) (1) (3)	Ps. 1,460	Ps. 746
Due from The Coca-Cola Company (See Note 6) (1)	378	776
Due from Heineken Group (1)	—	175
Other receivables (1)	—	7
	Ps. 1,838	Ps. 1,704

	2023	2022
Liabilities (current included in suppliers and other liabilities and loans)
Due to FEMSA and its subsidiaries (2) (3)	Ps. 1,275	Ps. 1,454
Due to The Coca-Cola Company (2)	1,196	1,248
Due to Heineken Group (2)	—	495
Other payables (2) (4)	802	818
	Ps. 3,273	Ps. 4,015

(1) Presented within trade receivables
(2) Recorded within accounts payable and suppliers
(3) Parent
(4) This amount for 2022 includes Ps. 342 payable to Promotora Industrial Azucarera

Summary of Transactions and Other Related Parties
Details of transactions between the Company and other related parties are disclosed as follows:

Transactions	2023	2022	2021
Income:
Sales to affiliated parties	8,459	6,546	5,489
Heineken	—	2	3
Expenses:
Purchases and other expenses from FEMSA	9,547	10,129	7,447
Purchases of concentrate from The Coca-Cola Company	46,461	43,717	37,213
Purchases of raw material, beer and operating expenses from Heineken	—	5,036	11,635
Advertisement expense paid to The Coca-Cola Company	869	545	1,482
Purchases from Jugos del Valle	3,718	3,234	2,918
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V.	2,841	2,841	2,213
Purchase of sugar from Beta San Miguel	917	724	938
Purchase of canned products from Industria Envasadora de Queretaro, S.A. de C.V...	843	577	234
Purchase of inventories from Fountain Agua Mineral Ltda	638	—	—
Purchase of inventories from Leao Alimentos e Bebidas, LTDA	181	215	1,320
Purchase of resine from Industria Mexicana de Reciclaje, S.A. de C.V.	458	504	416
Donations to Instituto Tecnologico y de Estudios Superiores de Monterrey, A.C. (1) (2)	1	110	—
Donations to Fundación Femsa, A.C.	285	173	230
Other expenses with related parties	—	—	156
(1) One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.
(2) These donations were made to ITESM through Fundación FEMSA.

Schedule of Key Management Remuneration
The aggregate compensation paid to executive officers and senior management of the Company, recognized as an expense during the reporting period were as follows:

	2023	2022	2021
Current compensation and employee benefits	Ps. 1,091	Ps. 1,071	Ps. 737
Termination benefits	539	18	—
Shared based payments (See Note 17.2)	319	326	276